Cover Page Document	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	C4 THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39567
Entity Tax Identification Number	47-5617627
Entity Address, Address Line One	490 Arsenal Way,
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Watertown,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	231-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CCCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001662579
Amendment Flag	false